State Street SPDR Bloomberg International Treasury Bond ETF Investment Objectives and Goals - State Street SPDR Bloomberg International Treasury Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg International Treasury Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States.